Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Other taxes payable
Summary of Other Tax Payable
	Consolidated
	December 31, 2025	December 31, 2024
Tax debts installments	161,182	254,302
ICMS	188,080	227,563
COFINS	114,361	152,066
PIS	23,046	24,054
Social Security charges	51,648	50,975
IRRF	13,006	40,708
Other	150,587	143,419
	701,910	893,087
Current	525,208	637,842
Non-current	176,702	255,245
Total	701,910	893,087

Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule

The amounts due in non-current liabilities have the following maturity schedule:

	Consolidated
	December 31, 2025	December 31, 2024
From 13 to 24 months	8,379	6,667
From 25 to 36 months	2,676	7,957
From 37 to 48 months	—	919
From 49 to 60 months	—	996
Over 60 months	165,647	238,706
	176,702	255,245